RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The table below summarizes the expenses reimbursed to/from the Company and Commission and fees received/paid by the Company for 2016, 2015 and 2014:

	2016	2015	2014
	(In millions)
Expenses paid or accrued for by the Company:
Paid or accrued expenses for services provided by AXA, AXA Financial and Affiliates	$188	$164	$173
Paid or accrued commission and fee expenses for sale of insurance products by AXA Distribution	587	603	616
Paid or accrued expenses for investment management services provided by AXA IM, AXA REIM and AXA Rosenberg	2	1	1
Total affiliated expenses paid or accrued for	777	768	790
Revenue received or accrued for by the Company:
Amounts received or accrued for cost sharing services provided to AXA, AXA Financial and affiliates	531	491	482
Amounts received or accrued for commissions and fees earned for sale of MONY America's insurance products	11	13	2
Amounts received or accrued for investment management and administrative services provided to EQAT, VIP Trust, 1290 Funds and Other AXA Trusts	674	707	711
Total affiliated revenue received or accrued for	$1,216	$1,211	$1,195

Schedule Of Commission Fees And Other Income Revenues For Services Related To Mutual Funds Managed By Subsidiary
includes certain revenues for services provided to mutual funds managed by AB. These revenues are described below:

	2016	2015	2014
	(In millions)
Investment advisory and services fees	$999	$1,056	$1,062
Distribution revenues	372	415	433
Other revenues - shareholder servicing fees	76	85	91
Other revenues - other	6	5	6

Other Transactions. Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan (“AXA Equitable QP”) was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see “Employee Benefit Plans” in Note 12.

In 2016, AXA Equitable sold artwork to AXA Financial and recognized a $20 million gain on the sale. AXA Equitable used the proceeds received from this sale to make a $21 million donation to AXA Foundation, Inc. (the “Foundation”). The Foundation was organized for the purpose of distributing grants to various tax-exempt charitable organizations and administering various matching gift programs for AXA Equitable, its subsidiaries and affiliates.

In 2016, AXA Equitable and Saum Sing LLC (“Saum Sing”), an affiliate, formed Broad Vista Partners LLC (“Broad Vista”), AXA Equitable owns 70% and Saum Sing owns 30% of Broad Vista. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million, reported in Other equity investments in the consolidated balance sheets.